Bank Premises and Equipment	12 Months Ended
Dec. 31, 2019
Bank Premises and Equipment
Bank Premises and Equipment

(7)Bank Premises and Equipment

The components of premises and equipment at December 31, 2019 and 2018 are as follows:

(dollars in thousands)	2019	2018
Building	$4,141	3,824
Leasehold improvements	3,156	3,013
Land	600	600
Land Improvements	215	215
Furniture, fixtures and equipment	2,574	2,447
Computer equipment and data processing software	6,360	6,211
Construction in process	102	118
Less: accumulated depreciation	(8,512)	(6,790)
Total	$8,636	9,638

Total depreciation expense for the years ended December 31, 2019 and 2018 totaled $1.7 million and $1.7 million, respectively.